12. Acquisition (March 2019 Note) (Details - Allocation of purchase price) - USD ($)	2 Months Ended
	Mar. 15, 2019	Mar. 31, 2019	Mar. 31, 2018
Allocation of purchase price
Goodwill		$ 307,572	$ 0
AVX Design [Member]
Purchase price
Cash	$ 550,000
29,286 shares of common stock (1)	290,716
Secured promissory note	50,000
Total purchase price	$ 890,716
Stock issued for acquisition	29,286
Allocation of purchase price
Cash	$ 201,482
Accounts receivable	436,554
Inventories	11,282
Prepaid expenses	2,478
Property and equipment	10,381
Operating lease right-of-use assets	186,449
Deposits	5,968
Goodwill	307,572
Accounts payable and accrued liabilities	(73,787)
Operating lease liability	(197,663)
Purchase price	$ 890,716